TEMPORARY DEPOSITS PAID TO ENTITIES FOR EQUITY INVESTMENTS IN FUTURE SINO JOINT VENTURE COMPANIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Temporary Deposits Paid To Entities For Equity Investment [Table Text Block]
Intended
unincorporated	Project		September 30,	December 31,
investee	engaged		2014	2013
A	Trade center	*	$4,086,941	$4,086,941
A	Seafood center	*	1,032,914	1,032,914
B	Fish farm 1 Gao Qiqiang Aquaculture	*	6,000,000	6,000,000
C	Prawn farm 1	*	14,554,578	14,554,578
D	Prawn farm 2	*	9,877,218	9,877,218
E	Cattle farm 2	*	5,558,057	5,558,057
			$41,109,708	$41,109,708

* The above amounts were subject to conversion to an additional equity investment in the investees upon the completion of legal procedures of formation of SJVCs.

Intended
unincorporated	Projects
investee	engaged		2013	2012
A	Trade center	*	$4,086,941	$-
A	Seafood center	*	1,032,914	-
B	Fish Farm 2 Gao Qiqiang Aquaculture	*	6,000,000	-
C	Prawn farm 1	*	14,554,578	2,682,680
D	Prawn farm 2	*	9,877,218	3,348,105
E	Cattle farm 2	*	5,558,057	-
			$41,109,708	$6,030,785

* The above amounts were subject to conversion to an additional equity investment in the investees upon the completion of legal procedures of formation of SJVCs.